Business Combinations - Summary of Identifiable Assets and liabilities acquisition (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2021
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			€ 7,720	€ 650
Customer databases			11,193	7,073
Loans receivable			6,345	14,808
Income tax receivables				370
Right-of-use assets			6,848	844
Deferred tax assets			53	689
Trade and other receivables			43,023	18,538
Restricted cash			72	583
Net cash acquired with the subsidiaries			41,178	30,191
Identifiable Assets Acquired			135,479	153,941
Liabilities Assumed [Abstract]
Lease liabilities			(8,602)	(815)
Interest-bearing loans and borrowings			(10,741)	(6,306)
Trade and other payables			(39,429)	(25,596)
Customer liabilities			(1,999)	(5,191)
Deferred tax liabilities			(9,725)	(7,306)
Provisions				(17,879)
Income tax payables			(2,149)	(145)
Liabilities assumed			(72,645)	(63,239)
Total identifiable net assets at fair value			62,834	90,701
Goodwill			6,071	94
Gain on bargain purchase	€ 0	€ (10,661)	(16,349)	(34,995)	€ (45,331)
Purchase consideration transferred			52,556	55,800		€ 13,200
YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment				15
Customer databases				0
Loans receivable				1
Income tax receivables				0
Right-of-use assets				74
Deferred tax assets				0
Trade and other receivables				1,204
Restricted cash				282
Net cash acquired with the subsidiaries			5,120	5,120
Identifiable Assets Acquired				10,429
Liabilities Assumed [Abstract]
Lease liabilities				(77)
Interest-bearing loans and borrowings				0
Trade and other payables				(5,529)
Customer liabilities				(537)
Deferred tax liabilities				(481)
Provisions				0
Income tax payables				0
Liabilities assumed				(6,624)
Total identifiable net assets at fair value				3,806
Goodwill				94
Gain on bargain purchase				0
Purchase consideration transferred			3,900	3,900
GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment				575
Customer databases				6,004
Loans receivable				340
Income tax receivables				367
Right-of-use assets				340
Deferred tax assets				0
Trade and other receivables				7,778
Restricted cash				301
Net cash acquired with the subsidiaries			10,952	10,952
Identifiable Assets Acquired				60,547
Liabilities Assumed [Abstract]
Lease liabilities				(338)
Interest-bearing loans and borrowings				(25)
Trade and other payables				(11,505)
Customer liabilities				(1,289)
Deferred tax liabilities				(2,161)
Provisions				(1,420)
Income tax payables				0
Liabilities assumed				(16,738)
Total identifiable net assets at fair value				43,808
Goodwill				0
Gain on bargain purchase				(17,508)
Purchase consideration transferred			26,300	26,300
LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment				60
Customer databases				1,069
Loans receivable				14,467
Income tax receivables				3
Right-of-use assets				430
Deferred tax assets				689
Trade and other receivables				9,556
Restricted cash				0
Net cash acquired with the subsidiaries			14,119	14,119
Identifiable Assets Acquired				82,965
Liabilities Assumed [Abstract]
Lease liabilities				(400)
Interest-bearing loans and borrowings				(6,281)
Trade and other payables				(8,562)
Customer liabilities				(3,365)
Deferred tax liabilities				(4,664)
Provisions				(16,459)
Income tax payables				(145)
Liabilities assumed				(39,877)
Total identifiable net assets at fair value				43,087
Goodwill				0
Gain on bargain purchase				(17,487)
Purchase consideration transferred			25,600	25,600
Brand names [member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				14,316
Brand names [member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				508
Brand names [member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				0
Brand names [member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				13,808
Licences [member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date			242	1,024
Licences [member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				16
Licences [member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				823
Licences [member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date				185
Marketing And Data Analytics Know How [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			18,165	44,595
Marketing And Data Analytics Know How [Member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				998
Marketing And Data Analytics Know How [Member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				24,879
Marketing And Data Analytics Know How [Member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				18,718
Technology Acquired In Business Combination [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			€ 640	20,258
Technology Acquired In Business Combination [Member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				2,211
Technology Acquired In Business Combination [Member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				8,187
Technology Acquired In Business Combination [Member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date				€ 9,860